Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Reserve for life-contingent contract benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Reserve for life-contingent contract benefits	$ 9,119	$ 11,800
Structured settlement annuities
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Reserve for life-contingent contract benefits	5,166	7,407
Other immediate fixed annuities
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Reserve for life-contingent contract benefits	1,357	1,507
Traditional life insurance
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Reserve for life-contingent contract benefits	2,425	2,650
Accident and health insurance
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Reserve for life-contingent contract benefits	102	169
Other
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Reserve for life-contingent contract benefits	$ 69	$ 67